Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Financial Assets at Fair Value through Profit or Loss

Financial assets at fair value through profit or loss at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Debt instruments	¥2,620,686	¥1,528,921
Equity instruments	20,730	18,751

Total financial assets at fair value through profit or loss	¥2,641,416	¥1,547,672